Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Share	Dec. 31, 2017 CAD ($) Share
Statements [Line Items]
Number of options | Share	2,739,802	3,374,000
Weighted average exercise price	$ 1.08	$ 3.64
Weighted average risk-free interest rate	2.37%	1.55%
Weighted average volatility	68.81%	64.95%
Weighted average Black-Scholes value assigned	$ 0.51	$ 1.42